Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets1 [Abstract]
Low-grade stockpile	$ 28,322	$ 24,153
Reclamation Deposits	19,099	6,653
Debt service reserve account (Note 9)	9,805	11,783
Long-term investments	9,354	2,816
Deferred financing costs	5,449	0
Loan receivable, including accrued interest	0	3,984
Other	4,467	226
Other non-current assets	$ 76,496	$ 49,615